Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 177,297	£ 169,801
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 149,517	£ 136,045
Percentage of residential mortgage loans	84.00%	80.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 17,124	£ 21,152
Percentage of residential mortgage loans	10.00%	13.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 7,876	£ 10,682
Percentage of residential mortgage loans	4.00%	6.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,780	£ 1,922
Percentage of residential mortgage loans	2.00%	1.00%